SHARE-BASED COMPENSATION (Details Narrative) - USD ($)										12 Months Ended
	Aug. 14, 2025	Apr. 07, 2025	Mar. 16, 2025	Oct. 22, 2024	May 16, 2024	Feb. 22, 2024	Oct. 02, 2023	Aug. 02, 2023	May 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock issued, services, value												$ 218,304
Stock issued during period shares new issues			333,333
Stock issued during period value new issues											$ 5,600,000	2,027,544
Research and development expenses										$ 754,193	1,620,656	298,469
Selling expenses										436,933	270,579	293,719
General and administrative expenses										4,310,910	3,345,240	2,311,378
Share-Based Payment Arrangement, Noncash Expense										1,393,573	1,319,840	349,396
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Noncash Expense										$ 47,998	$ 44,000	$ 131,092
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares new issues					24,055	800
Stock issued during period value new issues						$ 99,020
Share price					$ 57.25	$ 123.75
Consultant [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares new issues							8,800
Stock issued during period value new issues							$ 886,820
Share price							$ 100.75
Consultant [Member] | Acquisition Consulting Services [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock issued, services, shares									2,000			2,000
Number of stock issued, services, value												$ 174,904
Consultant [Member] | Legal Advice Services [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock issued, services, shares								280				280
Number of stock issued, services, value												$ 43,400
Third Party Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares new issues										8,000
Stock issued during period value new issues										$ 296,000
Third Party Consultant [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares new issues				8,000
Third Party Consultant One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares new issues										368,422
Stock issued during period value new issues										$ 1,750,000
Research and development expenses										$ 301,779
Third Party Consultant One [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares new issues		368,422
Third Party Consultant Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares new issues										200,000
Stock issued during period value new issues										$ 800,000
Selling expenses										$ 237,037
Third Party Consultant Two [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares new issues		200,000
Third Party Consultant Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares new issues										242,858
Stock issued during period value new issues										$ 850,000
General and administrative expenses										$ 273,630
Third Party Consultant Three [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares new issues		242,858
Third Party Consultant Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares new issues										496,183
Stock issued during period value new issues										$ 650,000
Research and development expenses										$ 133,197
Third Party Consultant Four [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares new issues	496,183
Third Party Consultant Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares new issues										399,025
Stock issued during period value new issues										$ 540,000
Selling expenses										$ 67,315
Third Party Consultant Five [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares new issues	399,025
Third Party Consultant Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares new issues										226,027
Stock issued during period value new issues										$ 330,000
General and administrative expenses										$ 36,616
Third Party Consultant Six [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock issued during period shares new issues	226,027